Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000198581 [Member] | Agriculture Futures [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%	[1]
C000198581 [Member] | Energy Futures [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[1]
C000198581 [Member] | Precious Metals Futures [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%	[1]
C000198581 [Member] | Industrial Metals Futures [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[1]
C000198581 [Member] | Livestock Futures [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
C000198581 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000198581 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000198581 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000198581 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000198581 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198581 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000198581 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000132817 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[2],[3],[4]
C000132817 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2],[3],[4]
C000132817 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[2],[3],[4]
C000132817 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[2],[3],[4]
C000132817 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%	[2],[3],[4]
C000132817 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%	[2],[3],[4]
C000132817 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(43.30%)
C000132817 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000132817 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132817 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000139416 [Member] | Agriculture Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000139416 [Member] | Energy Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000139416 [Member] | Precious Metals Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000139416 [Member] | Industrial Metals Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000139416 [Member] | Livestock Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000139416 [Member] | Gold Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000139416 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000139416 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000139416 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000139416 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000139416 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000139416 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000139416 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000236575 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5],[6],[7]
C000236575 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%	[5],[6],[7]
C000236575 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[5],[6],[7]
C000236575 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[5],[6],[7]
C000236575 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[5],[6],[7]
C000236575 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[5],[6],[7]
C000236575 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236575 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000236575 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236575 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000125661 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[8],[9]
C000125661 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%	[8],[9]
C000125661 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[8],[9]
C000125661 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[8],[9]
C000125661 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[8],[9]
C000125661 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%	[9]
C000125661 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[9]
C000125661 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[9]
C000125661 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[9]
C000125661 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[9]
C000125661 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[9]
C000125661 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[9]
C000137261 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[10],[11],[12]
C000137261 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[10],[11],[12]
C000137261 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[10],[11],[12]
C000137261 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[10],[11],[12]
C000137261 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%	[10],[11],[12]
C000137261 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%	[10],[11],[12]
C000137261 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.10%)
C000137261 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000137261 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000137261 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000113876 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[13],[14]
C000113876 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[13],[14]
C000113876 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[13],[14]
C000113876 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[13],[14]
C000113876 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[13],[14]
C000113876 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[13],[14]
C000113876 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[13],[14]
C000113876 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[13],[14]
C000113876 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[14]
C000113876 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%	[14]
C000113876 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%	[14]
C000113876 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[14]
C000113876 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[14]
C000242839 [Member] | Precious Metals Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000242839 [Member] | Industrial Metals Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000242839 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000242839 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242839 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000242839 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000242839 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000242839 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000242839 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000132818 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%	[15],[16],[17]
C000132818 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[15],[16],[17]
C000132818 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[15],[16],[17]
C000132818 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[15],[16],[17]
C000132818 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[15],[16],[17]
C000132818 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[15],[16],[17]
C000132818 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(43.20%)
C000132818 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000132818 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000132818 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000189608 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[18],[19],[20]
C000189608 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[18],[19],[20]
C000189608 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[18],[19],[20]
C000189608 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[18],[19],[20]
C000189608 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%	[18],[19],[20]
C000189608 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%	[18],[19],[20]
C000189608 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(43.50%)
C000189608 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000189608 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000189608 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%

[1]	Represents the sector allocation of the Bloomberg Roll Select Commodity Total Return Index.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.
[4]	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
[5]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[6]	Excludes money market funds.
[7]	The underlying fund is iShares Core U.S. Aggregate Bond ETF.
[8]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[9]	Excludes money market funds.
[10]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[11]	Excludes money market funds.
[12]	The underlying fund is iShares 10+ Year Investment Grade Corporate Bond ETF.
[13]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[14]	Excludes money market funds.
[15]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[16]	Excludes money market funds.
[17]	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
[18]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[19]	Excludes money market funds.
[20]	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.